Financial Risk Management Objectives and Policies	12 Months Ended
Dec. 31, 2025
Financial Risk Management Objectives and Policies [Abstract]
FINANCIAL RISK MANAGEMENT OBJECTIVES AND POLICIES
31.	FINANCIAL RISK MANAGEMENT OBJECTIVES AND POLICIES

The Group’s principal financial instruments comprise interest-bearing bank and other borrowings and cash and cash equivalents. The main purpose of these financial instruments is to raise finance for the Group’s operations. The Group has various other financial assets and liabilities such as trade payables, other payables and accruals, which arise directly from its operations.

The main risks arising from the Group’s financial instruments are foreign currency risk and liquidity risk. The board of directors reviews and agrees policies for managing each of these risks and they are summarized below.

Foreign currency risk

The Group uses the US dollar as its reporting currency. As a result, the Group is exposed to foreign currency exchange movements, primarily in RMB. The Group’s exposure to foreign currency risk at the end of the reporting period, expressed in US dollars, was as follows:

	As of December 31, 2024		As of December 31, 2025
	RMB	CHF	RMB	CHF
	US’000	US’000	US’000	US’000
Cash and cash equivalents	47,198	105	7,596	91
Financial assets included in prepayments, other receivables and other assets	467	-	541	-
Short-term investments at amortized cost	-	-	15,650	-
Interest-bearing bank and other borrowings	(12,520)	-	(11,382)	-
Trade payables	(5,474)	-	(7,733)	-
Lease liabilities	(1,204)	-	(1,649)	-

The following table demonstrates the sensitivity at the end of each of the Relevant Periods to a reasonably possible change in the $ and RMB exchange rate, with all other variables held constant, of the Group’s profit before tax and equity.

	Increase/	Increase/
	(decrease) in	(decrease)	Increase/
	$/RMB	in net	(decrease)
	rate%	loss	in equity
		$’000	$’000
At December 31, 2023
If the $ strengthens against the RMB	5	(1,010)	(943)
If the $ weakens against the RMB	(5)	1,116	1,042

	Increase/	Increase/
	(decrease) in	(decrease)	Increase/
	$/RMB	in net	(decrease)
	rate%	loss	in equity
		$’000	$’000
At December 31, 2024
If the $ strengthens against the RMB	5	(859)	(863)
If the $ weakens against the RMB	(5)	949	954

	Increase/	Increase/
	(decrease) in	(decrease)	Increase/
	$/RMB	in net	(decrease)
	rate%	loss	in equity
		$’000	$’000
As of December 31, 2025
If the $ strengthens against the RMB	5	(156)	(289)
If the $ weakens against the RMB	(5)	156	319

Liquidity risk

The Group monitors and maintains a level of cash and cash equivalents deemed adequate by the management of the Group to finance the operations and mitigate the effects of fluctuations in cash flows.

The maturity profile of the Group’s financial liabilities as of the end of each Relevant Periods, based on the contractual undiscounted payments, is as follows:

	As of December 31, 2024
	Less than
	On demand	1 year	1 to 5 years	Over 5 years	Total
	$’000	$’000	$’000	$’000	$’000
Trade payables	10,146	—	—	—	10,146
Financial liabilities included in other payables and accruals	275	—	—	—	275
Lease liabilities	—	471	453	—	924
Interest-bearing bank borrowings	—	27,102	—	—	27,102
Total	10,421	27,573	453	—	38,447

	As of December 31, 2025
	Less than
	On demand	1 year	1 to 5 years	Over 5 years	Total
	$’000	$’000	$’000	$’000	$’000
Trade payables	12,638	—	—	—	12,638
Financial liabilities included in other payables and accruals	579	—	—	—	579
Lease liabilities	—	721	1,179	—	1,900
Interest-bearing bank borrowings	—	25,442	—	—	25,442
Total	13,217	26,163	1,179	—	40,559

Capital management

The primary objectives of the Group’s capital management are to safeguard the Group’s ability to continue as a going concern and to maintain healthy capital ratios in order to support its business and maximize shareholders’ value.

The Group manages its capital structure and makes adjustments to it in light of changes in economic conditions and the risk characteristics of the underlying assets. To maintain or adjust the capital structure, the Group may adjust the dividend payment to shareholders, return capital to shareholders or issue new shares. The Group is not subject to any externally imposed capital requirements. No changes were made in the objectives, policies or processes for managing capital during the Relevant Periods.

The asset-liability ratios as of the end of each of the Relevant Periods are as follows:

	As of December 31,
	2024	2025
	$’000	$’000
Total assets	71,270	34,433
Total liabilities	45,785	42,755
Asset-liability ratio (Note i)	1.56	0.81

Note i:

The asset-liability ratio is calculated by dividing total assets by total liabilities.